UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2025-R1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are incorporated by reference to the Form ABS-15Gs filed by Onslow Bay Funding LLC (i) on April 8, 2019 (EDGAR Filing Documents for 0000891092-19-004408) for OBX 2019-EXP1 (the “19-EXP1 Prior Filing”), (ii) on April 21, 2022 (EDGAR Filing Documents for 0001213900-22-054800) for OBX 2022-NQM8 (the “22-NQM8 Prior Filing”) and (iii) on November 25, 2022 (EDGAR Filing Documents for 0001213900-22-075202) for OBX 2022-NQM9 (the “22-NQM9 Prior Filing” and collectively with the 19-EXP1 Prior Filing and 22-NQM8 Prior Filing, the “Prior Filings”).  The OBX 2019-EXP1 Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the OBX 2019-EXP1 securitization transaction (the “OBX 19-EXP1 Prior Transaction”). The 22-NQM8 Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the OBX 2022-NQM8 securitization transaction (the “22-NQM8 Prior Transaction”). The 22-NQM9 Prior Filing provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the OBX 2022-NQM9 securitization transaction (the “22-NQM9 Prior Transaction” and collectively with the OBX 19-EXP1 Prior Transaction and the 22-NQM8 Prior Transaction, the “Prior Transactions”).  Each of the Prior Filings for the related Prior Transaction is incorporated by reference solely to the extent it relates to such mortgage loans that were included in the related Prior Transactions and will be included in the OBX 2025-R1 transaction (which such subset of loans will be separately identified to investors).

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to the Prior Filings. Please see the Exhibit Index to the related Prior Filings for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

/s/ Michael Fania
Date: November 13, 2025	Name:	Michael Fania
	Title:	Authorized Signatory